Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of December 31, 2025	1,621,503	13.51
Granted during the period	1,409,218	10.05
Forfeited during the period	(106,200)	12.92
Vested during the period	(687,258)	14.89
As of June 30, 2026	2,237,263	10.94

Summary of Number and Exercise Prices of Employee Stock Options

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of stock options	Weighted average exercise price ($)
As of December 31, 2025	464,838	26.81
Granted during the period	316,598	10.05
Forfeited during the period	(6,709)	23.03
Expired during the period	(17,811)	26.93
As of June 30, 2026	756,916	19.83
Vested and exercisable as of June 30, 2026	324,854	29.03

Summary of Inputs to Black-Scholes Option-pricing Model Used to Stock Options for Exchange to RSUs and Employee Stock Options

The following table lists the inputs to the Black-Scholes option-pricing model used for stock options granted during the six months ended June 30, 2026:

Expected term (years)	7
Weighted-average ADS price at grant date	10.05
Expected price volatility of the Company’s ADSs (%)	50.0%
Risk-free interest rate (%)	4.27%